Summary of Maturities of Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 8,222
2015	11,711
2016	7,998
2017	7,885
2018	1,008,162
Term Loan Facility
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	7,875
2015	7,875
2016	7,875
2017	7,875
2018	752,062
Asset Based Loan Facility
Long Term Debt Maturities Repayments Of Principal [Line Items]
2018	256,100
Capital Lease Obligations
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	5
Long Term Debt Other
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	342
2015	3,836
2016	123
2017	$ 10